SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION

Translation of amounts has been made at the following exchange rates into US$1 for the six months ended June 30, 2024 and 2025:

	Six months ended June 30,
	2024	2025
Period-end SGD:US$1 exchange rate	1.3552	1.2750
Average SGD:US$1 exchange rate	1.3517	1.3198
Period-end AUD:US$1 exchange rate	0.6676	0.6533
Average AUD:US$1 exchange rate	0.6641	0.6346
Period-end EUR:US$1 exchange rate	1.0711	1.1723
Average EUR:US$1 exchange rate	1.0763	1.0975
Period-end JPY:US$1 exchange rate	160	144
Average JPY:US$1 exchange rate	157	147
Period-end KRW:US$1 exchange rate	1,376	1,337
Average KRW:US$1 exchange rate	1,379	1,400
Period-end GBP:US$1 exchange rate	1.2640	1.3719
Average GBP:US$1 exchange rate	1.2716	1.3071

SCHEDULE OF PLANT AND EQUIPMENT EXPECTED USEFUL LIFE

Expected useful life
Leasehold improvements	Shorter of 3 years or the term of lease
Freehold buildings	26 – 35 years
Office equipment	3-15 years
Furniture and fittings	1-23 years
Motor vehicles	5-6 years

SCHEDULE OF DISAGGREGATED ITS REVENUE FROM CONTRACTS WITH CUSTOMERS AND GEOGRAPHICAL REGION

The Company has disaggregated its net revenue from contracts with customers into categories based on business segments, as follows:

		Six months ended June 30,
Product sales, by business segments:	Point of recognition	2024	2025
Export sales	At a point in time	$148,257,093	$168,009,212
Retail sales	At a point in time	2,003,351	3,382,273
Leather trading	At a point in time	6,051,665	9,383,318
Total		$156,312,109	$180,774,803